UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   October 2, 2007
                                                --------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):            [  ]   is a restatement.
                                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305
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Form 13F File Number:  28- 2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          James R. Jundt
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Title:         Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ James R. Jundt            Minneapolis, Minnesota             October 2, 2007
-------------------           -----------------------            ---------------
[Signature]                   [City, State]                      [Date]

Report Type (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -------------------------------

Form 13F Information Table Entry Total:          41
                                                 -------------------------------

Form 13F Information Table Value Total:          $ 119,706
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                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                   Voting Authority
                                                                                                   ----------------
                                 Title of                Value     Shares/  Sh/   Put/   Invstmt   Other
Name of Issuer                   class        CUSIP     (x$1000)   Prn Amt  Prn   Call   Dscretn   Managers   Sole    Shared   None
------------------------------   --------   ---------   --------   -------- ---   ----   -------   --------  ------   ------   ----
ABBOTT LABS COM                  COM        002824100       4048      75500 SH           Sole                 75500
ADVANCED MAGNETICS INC COM       COM        00163U106        346       6050 SH           Sole                  6050
AKAMAI TECHNOLOGIES COM          COM        00971T101        399      13900 SH           Sole                 13900
ALLERGAN INC COM                 COM        018490102       3301      51200 SH           Sole                 51200
AT&T INC                         COM        00206R102       1908      45100 SH           Sole                 45100
BEST BUY INC                     COM        086516101       1151      25000 SH           Sole                 25000
CELGENE CORP COM                 COM        151020104       3566      50000 SH           Sole                 50000
CISCO SYS INC                    COM        17275R102       5632     170000 SH           Sole                170000
COSTCO WHSL CORP NEW COM         COM        22160k105        982      16000 SH           Sole                 16000
E M C CORP MASS COM              COM        268648102       2952     141900 SH           Sole                141900
EXPRESS SCRIPTS INC COM          COM        302182100       2378      42600 SH           Sole                 42600
GAMESTOP                         COM        36467W109       3381      60000 SH           Sole                 60000
GENENTECH INC COM NEW            COM        368710406       5883      75400 SH           Sole                 75400
GENZYME CORP                     COM        372917104       5428      87600 SH           Sole                 87600
GOOGLE INC CL A                  COM        38259P508       7431      13100 SH           Sole                 13100
GREEN MTN COFFEE INC COM         COM        393122106       2147      64700 SH           Sole                 64700
ILLUMINA INC                     COM        452327109       1245      24000 SH           Sole                 24000
IMMERSION CORPORATION CMN        COM        452521107       9024     550900 SH           Sole                550900
LEVEL 3 COMMUNICTIONS            COM        52729N100       4531     974400 SH           Sole                974400
MEDCO HEALTH SOLUTIONS COM       COM        58405U102       2016      22300 SH           Sole                 22300
MICROSOFT CORP                   COM        594918104       4121     139900 SH           Sole                139900
NIGHTHAWK RADIOLOGY HL COM       COM        65411N105       1181      48200 SH           Sole                 48200
NUANCE COMMUNICATIONS COM        COM        67020Y100       3447     178500 SH           Sole                178500
NUVASIVE INC COM                 COM        670704105        586      16300 SH           Sole                 16300
NYSE EURONEXT COM                COM        629491101       2248      28400 SH           Sole                 28400
PROSHARES TR ULTRASHT DOW30      COM        74347R867       5571     120100 SH           Sole                120100
SCHERING-PLOUGH CORP CMN         COM        806605101       6861     216900 SH           Sole                216900
SIRIUS SATELLITE RADIO COM       COM        82966U103       2111     604800 SH           Sole                604800
STRYKER CORP CMN                 COM        863667101        701      10200 SH           Sole                 10200
SURMODICS INC COM                COM        868873100       4220      86100 SH           Sole                 86100
VANDA PHARMACEUTICALS COM        COM        921659108       3076     221150 SH           Sole                221150
VMWARE INC CL A COM              COM        928563402       3400      40000 SH           Sole                 40000
XM SATELLITE RADIO HLDGS INC C   COM        983759101       5385     380027 SH           Sole                380027
CTRIP COM INTL LTD ADR           ADR        22943F100       1140      22000 SH           Sole                 22000
GMARKET INC SPON ADR             ADR        38012G100       1173      50000 SH           Sole                 50000
ISHARES TR FTSE XNHUA IDX        ADR        464287184       1800      10000 SH           Sole                 10000
MELCO PBL ENTMNT LTD ADR         ADR        585464100        700      42400 SH           Sole                 42400
OPEN JT STK CO-VIMPEL SPONSORE   ADR        68370R109        757      28000 SH           Sole                 28000
RESEARCH IN MOTION               ADR        760975102       1281      13000 SH           Sole                 13000
SCHLUMBERGER LTD CMN             ADR        806857108       1911      18200 SH           Sole                 18200
WIPRO LIMITED SPONSORED ADR CM   ADR        97651m109        289      20000 SH           Sole                 20000
REPORT SUMMARY                        41 DATA RECORDS 119,706.00          0          OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED